Average Annual Total Returns - Class A - Thrivent International Allocation Fund	Class A 1 Year	Class A 5 Years	Class A 10 Years	Class A (after taxes on distributions) 1 Year	Class A (after taxes on distributions) 5 Years	Class A (after taxes on distributions) 10 Years	Class A (after taxes on distributions and redemptions) 1 Year	Class A (after taxes on distributions and redemptions) 5 Years	Class A (after taxes on distributions and redemptions) 10 Years	MSCI All Country World Index ex-USA - USD Net Returns(reflects no deduction for fees, expenses or taxes) 1 Year	MSCI All Country World Index ex-USA - USD Net Returns(reflects no deduction for fees, expenses or taxes) 5 Years	MSCI All Country World Index ex-USA - USD Net Returns(reflects no deduction for fees, expenses or taxes) 10 Years
Total	(1.25%)	4.77%	3.61%	(1.54%)	4.00%	3.05%	(0.53%)	3.58%	2.77%	10.65%	8.93%	4.92%